Note 3 - Material Accounting Policies (Tables)	12 Months Ended
Nov. 30, 2025
Statement Line Items [Line Items]
Description of useful life, property, plant and equipment [text block]
	(years)
Buildings and Camp Structures	5	-	20
Exploration equipment	5
Vehicles	5
Furniture and fixtures	5
Computer equipmen	3
Computer software	1